Subsequent Events - Additional Information (Details) - USD ($)	Jul. 22, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020
Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares of common stock		34,500,000	34,500,000
Number of shares of common stock Issued		34,500,000	34,500,000
Matterport Inc [Member]
Subsequent Event [Line Items]
Common stock par value			$ 0.001
Matterport Inc [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value			$ 0.0001
Subsequent Event [Member] | PIPE Investment [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues	$ 295,000,000
Subsequent Event [Member] | Matterport Stock [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.001
Subsequent Event [Member] | Matterport Preferred Stock [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.001
Subsequent Event [Member] | Founder Shares [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business acquisition,equity interest issued or issuable convertion basis	one-for-one
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock	291,406,633
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares of common stock	241,956,549
Number of shares of common stock Issued	241,956,549
Number of aggregate share options available to purchase	45,399,537
Number of aggregate restricted stock units	4,049,547
Subsequent Event [Member] | Common Class A [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued as a merger consideration	218,875,000
Subsequent Event [Member] | Common Class A [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues	29,500,000
Shares issued price per share	$ 10.00
Subsequent Event [Member] | Common Class A [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Number of shares converted	8,625,000
Subsequent Event [Member] | Matterport Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business acquisition date of acquisition agreement	Feb. 07, 2021
Subsequent Event [Member] | Matterport Inc [Member] | Earn Out Shares [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Number of additional pro rata shares issued	23,460,000
Subsequent Event [Member] | Matterport Inc [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Business acquisition,Number of shares redeemed	93,917
Business acquisition,redemption price per share	$ 10.0009
Business acquisition,Number of shares redeemed for cash	$ 939,258
Subsequent Event [Member] | Matterport Inc [Member] | Common Class A [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Share price	$ 10.00
Subsequent Event [Member] | First Merger [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Percentage of equity interest acquired	100.00%
Subsequent Event [Member] | Second Merger [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Percentage of equity interest acquired subsequent acquisition	100.00%